Segment information and operations by geographic area (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥) segment	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Segment Reporting Information
Number of operating segments | segment	2
Revenues	¥ 19,659,453	¥ 15,736,876	¥ 13,525,407
Gross profit	2,409,311	2,293,541	2,292,589
Depreciation, depletion, and amortization expense	(1,044,085)	(912,699)	(797,671)
Interest expense	(324,414)	(284,334)	(249,382)
Interest income	17,319	18,850	25,571
Income/(loss) before income taxes	398,595	842,911	771,802
Total assets	20,831,842	19,031,256	16,305,903
Operating segments | Manufacturing
Segment Reporting Information
Revenues	19,255,477	15,580,576	13,461,181
Gross profit	2,146,850	2,225,215	2,258,099
Depreciation, depletion, and amortization expense	(937,648)	(837,842)	(771,986)
Interest expense	(229,624)	(215,675)	(218,759)
Interest income	16,960	18,509	25,321
Income/(loss) before income taxes	330,370	1,106,227	880,393
Total assets	17,261,859	16,421,270	15,318,101
Operating segments | Solar projects
Segment Reporting Information
Revenues	403,976	156,300	64,226
Gross profit	262,461	68,326	34,490
Depreciation, depletion, and amortization expense	(106,437)	(74,857)	(25,685)
Interest expense	(94,790)	(68,659)	(30,623)
Interest income	359	341	250
Income/(loss) before income taxes	123,761	(49,653)	(48,992)
Total assets	4,480,987	3,633,553	1,277,414
Elimination
Segment Reporting Information
Revenues	(393,192)	(974,835)	(263,332)
Gross profit	(55,536)	(213,663)	(59,599)
Income/(loss) before income taxes	(55,536)	(213,663)	(59,599)
Total assets	(911,004)	(1,023,567)	(289,612)
Elimination | Manufacturing
Segment Reporting Information
Revenues	393,192	974,835	263,332
Gross profit	¥ 55,536	¥ 213,663	¥ 59,599